ACQUISITION OF WIRELESS MAINGATE Schedule of Assets Acquired and Liabilities Assumed (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 16, 2015
Subsequent Event [Line Items]
Goodwill (note 16)	$ 103,966	$ 102,718	$ 97,961
Subsequent Event [Member] | Acquisition of Wireless Maingate [Member]
Subsequent Event [Line Items]
Cash				1,625
Other net working capital				60
Property and equipment				278
Identifiable intangible assets				50,231
Goodwill (note 16)				46,366
Deferred tax liability				(6,958)
Fair value of net assets acquired				$ 91,602